Benefit Plans - Summary of Defined Benefit Plan, Plan Assets, Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	$ 4,756	$ 4,089
Common stock
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	1,562	1,748
Mutual funds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	2,202	856
Corporate/government bonds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	982	1,473
Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	10	12
Fair Value, Recurring [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	4,756	4,089
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	3,764	2,604
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	992	1,485
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Common stock
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	1,562	1,748
Fair Value, Recurring [Member] | Common stock | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	1,562	1,748
Fair Value, Recurring [Member] | Common stock | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Common stock | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Mutual funds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	2,202	856
Fair Value, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	2,202	856
Fair Value, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Corporate/government bonds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	982	1,473
Fair Value, Recurring [Member] | Corporate/government bonds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Corporate/government bonds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	982	1,473
Fair Value, Recurring [Member] | Corporate/government bonds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	10	12
Fair Value, Recurring [Member] | Cash and cash equivalents | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	0	0
Fair Value, Recurring [Member] | Cash and cash equivalents | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	10	12
Fair Value, Recurring [Member] | Cash and cash equivalents | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Fair Value	$ 0	$ 0